SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)		1 Months Ended
	Feb. 03, 2021	Feb. 20, 2021	Jan. 31, 2021	Jan. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercised					7,257,252	1,018,506
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercised		732,375	8,583,250
Proceeds from warrant exercised		$ 812,057	$ 9,166,500
Common Shares issued upon exercise of options		19,568	19,568
Gross proceeds from exercise of options		$ 14,285	$ 14,285
Events After Reporting Period [Member] | January 2021 Equity Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of offering units				6,451,613
Price per share				$ 1.55
Gross proceeds from offerings				$ 10,000,000
Exercise price per share				$ 2.00
Warrants expiration date				Jan. 26, 2026
Cash fee rate of gross proceeds offering				7.00%
Common stock price per share				$ 1.9375
Common Stock holding period				2 years
Events After Reporting Period [Member] | January 2021 Equity Offering [Member] | Underwriter [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of offering units				967,741
Gross proceeds from offerings				$ 1,500,000
Events After Reporting Period [Member] | January 2021 Equity Offering [Member] | Directors Officers And Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of offering units			39,500
Gross proceeds from offerings			$ 61,225
Events After Reporting Period [Member] | February 2021 Equity Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of offering units	8,335,000
Price per share	$ 2.40
Gross proceeds from offerings	$ 20,004,000
Exercise price per share	$ 3.00
Warrants expiration period	2 years
Cash fee rate of gross proceeds offering	7.00%
Number of broker warrants rate	7.00%
Percentage of offering units	15.00%